UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Annual Report
5.31.13

A look at performance

Total returns for the period ended May 31, 2013

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-13	5-31-13	5-31-13

Class A	–1.50	4.44	3.77	–1.50	24.27	44.80	2.01	1.87	3.62

Class B	–2.63	4.33	3.67	–2.63	23.58	43.36	1.35	1.25	2.42

Class C	1.34	4.66	3.52	1.34	25.59	41.27	1.35	1.25	2.42

Index 1†	2.64	5.43	4.56	2.64	30.24	56.23	—	—	—

Index 2†	3.05	5.70	4.68	3.05	31.93	58.00	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.91%	1.66%	1.66%
Gross (%)	1.06%	1.76%	1.76%

* The fund’s distributor has contractually agreed to waive 0.15%, 0.10% and 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares, respectively. The current waiver agreement will remain in effect through 9-30-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays New York Municipal Bond Index. Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	New York Tax-Free Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	5-31-03	$14,336	$14,336	$15,623	$15,800

Class C3	5-31-03	14,127	14,127	15,623	15,800

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays New York Municipal Bond Index in an unmanaged index composed of New York investment-grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and a state tax rate of 8.82%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | New York Tax-Free Income Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective June 28, 2013, Frank Lucibella, CFA, retired from our municipal bond portfolio management team. His responsibilities are being assumed by the fund’s existing portfolio manager, Dianne Sales, CFA, who has been with John Hancock since 1989 and has 29 years of investment experience.

Municipal bonds posted positive returns for the year ended May 31, 2013. The municipal bond market’s advance occurred primarily in the first half of the reporting period, fueled by robust demand and limited supply in the municipal market. Over the last six months of the period, the municipal market gave back some ground as demand tapered off. Improving economic conditions led investors to shift toward higher-risk assets, such as stocks and higher-yielding bonds. For the 12-month period, longer-term municipal securities generated the highest returns, while lower-quality municipal bonds outperformed higher-rated municipal securities.

A combination of improving tax revenues and reforms implemented by the governor and state legislature has created a more stable budgetary situation for New York. One challenge for the state was the damage to the New York City metropolitan area resulting from Superstorm Sandy in the fall of 2012. Short-term costs were addressed by the availability of federal aid, but uncertainty over the long-term costs of repairing and rebuilding essential services such as utilities, transportation and healthcare could impact New York credit in the future.

For the year ended May 31, 2013, John Hancock New York Tax-Free Income Fund’s Class A shares posted a total return of 3.11%, excluding sales charges. By comparison, Morningstar, Inc.’s muni New York long fund category produced an average return of 3.58%,† while the fund’s benchmark, the Barclays New York Municipal Bond Index, returned 2.64%. Some of the best contributors to fund performance included lower-quality securities, which benefited from healthy investor demand for yield. Examples included industrial development bonds, higher education bonds, and bonds financing special projects. The fund’s interest-rate sensitivity detracted from performance during the reporting period. The fund began the period with limited exposure to longer-term New York municipal bonds. As some of the fund’s bonds were called away in late 2012, however, we shifted the proceeds into longer-term bonds, which have greater interest-rate sensitivity. This positioning left the fund more vulnerable to rising municipal bond yields in 2013, negatively impacting returns. The fund’s holdings of bonds from Puerto Rico also detracted from fund results amid a persistent fiscal deficit and weaker economic growth.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$982.40	$4.40

Class B	1,000.00	977.90	8.09

Class C	1,000.00	977.90	8.09

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,020.50	$4.48

Class B	1,000.00	1,016.80	8.25

Class C	1,000.00	1,016.80	8.25

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.89%, 1.64%, and 1.64% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (29.9% of Net Assets on 5-31-13)[1,2]

Oneida County Industrial Development Agency, Step Coupon, 7-1-29	4.2%

New York State Dormitory Authority, 5.500%, 5-15-19	3.6%

Puerto Rico Sales Tax Financing Corp., Step Coupon, 8-1-32	3.2%

Triborough Bridge & Tunnel Authority, 6.125%, 1-1-21	3.0%

Metropolitan Transportation Authority, 5.000%, 11-15-34	3.0%

New York City Municipal Water Finance Authority, Step Coupon, 6-15-20	2.8%

Upper Mohawk Valley Regional Water Finance Authority, Step Coupon, 4-1-22	2.7%

Long Island Power Authority, 5.750%, 4-1-39	2.7%

New York State Dormitory Authority, 5.000%, 7-1-42	2.6%

New York Local Assistance Corp., 5.500%, 4-1-17	2.1%

Sector Composition[1,3]

General Obligation Bonds	4.2%	Development	7.7%

Revenue Bonds		Health Care	7.0%

Other Revenue	23.9%	Airport	5.6%

Education	16.7%	Pollution	2.1%

Water & Sewer	11.4%	Tobacco	1.6%

Transportation	9.7%	Short-Term Investments & Other	2.4%

Utilities	7.7%

Quality Composition[1,3,4]

AAA	5.3%

AA	41.0%

A	24.2%

BBB	18.6%

BB	4.4%

B	1.3%

Not Rated	2.8%

Short-Term Investments & Other	2.4%

1As a percentage of net assets on 5-31-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. If the Fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | New York Tax-Free Income Fund	11

Fund’s investments

As of 5-31-13

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.6%				$63,368,863

(Cost $57,470,399)

New York 87.1%				56,560,993

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$1,000,000	1,166,010

Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07-01-40	1,000,000	979,840

City of New York, Series D-1	5.000	10-01-36	1,000,000	1,120,610

City of New York, Series E-1	6.250	10-15-28	500,000	612,305

Herkimer County Industrial
Development Agency
Folts Adult Home, Series A (D)	5.500	03-20-40	945,000	1,051,757

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,153,470

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,724,220

Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,187,930

Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,136,840

Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11-15-34	1,750,000	1,929,165

Metropolitan Transportation Authority
Transit Revenue, Series C (C)	5.000	11-15-38	1,000,000	1,081,240

Metropolitan Transportation Authority
Transit Revenue, Series E	5.000	11-15-42	1,000,000	1,079,710

Metropolitan Transportation Authority
Transit Revenue, Series H	5.000	11-15-42	1,000,000	1,079,710

Monroe County Industrial Development Corp.,
Series A	5.000	07-01-41	1,000,000	1,090,810

Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01-01-16	1,000,000	1,019,760

New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	846,290

New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06-01-23	1,000,000	1,021,620

New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	1,078,650

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	1,000,000	1,098,830

12	New York Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series A	5.750	06-15-40	$1,000,000	$1,172,990

New York City Municipal Water
Finance Authority
Water Revenue, Series D (Z)	Zero	06-15-20	2,000,000	1,787,880

New York City Municipal Water
Finance Authority
Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,092,640

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,095,720

New York City Transitional Finance Authority
Government Fund/Grant Revenue,
Series S-4 (D)	5.500	01-15-39	1,000,000	1,157,000

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-44	500,000	537,420

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,071,900

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,133,440

New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,386,700

New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	1,000,000	1,133,140

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	1,080,920

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Series A	5.000	05-01-41	1,000,000	1,083,480

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12-01-29	750,000	832,673

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-37	1,000,000	1,152,810

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,116,610

New York State Dormitory Authority
Series B	5.000	07-01-42	1,500,000	1,671,270

New York State Dormitory Authority
State University Educational Facilities,
Series A (D)	5.250	05-15-15	1,000,000	1,055,680

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	2,000,000	2,359,760

New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,150,630

New York State Urban Development Corp.
Series A–1	5.000	03-15-43	1,000,000	1,114,590

Niagara Area Development Corp. AMT
Covanta Energy Project, Series A	5.250	11-01-42	500,000	509,795

Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07-01-29	5,330,000	2,700,338

Onondaga Civic Development Corp.
St. Joseph’s Hospital Health Center	5.000	07-01-42	1,000,000	1,002,849

See notes to financial statements	Annual report | New York Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08-01-31	$500,000	$500,425

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	1,350,000	1,346,544

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,164,380

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	1,500,000	1,949,280

Upper Mohawk Valley Regional Water
Finance Authority
Water Revenue (D)(Z)	Zero	04-01-22	2,230,000	1,741,362

Puerto Rico 7.9%				5,097,845

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	1,000,000	1,024,600

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07-01-37	500,000	473,835

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	2,000,000	2,046,920

Puerto Rico Sales Tax Financing Corp., Series C	5.000	08-01-35	1,000,000	1,025,350

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	527,140

Virgin Islands 1.8%				1,163,070

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,163,070

Guam 0.8%				546,955

Guam Government, Series A	5.750	12-01-34	500,000	546,955

			Par value	Value
Short-Term Investments 3.2%				$2,110,000

(Cost $2,110,000)

Repurchase Agreement 3.2%				2,110,000

Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $2,110,000 on 6-3-13, collateralized by $2,055,000 U.S. Treasury Note, 2.625% due 12-31-14 (valued at
$2,155,181 including interest)			$2,110,000	2,110,000

Total investments (Cost $59,580,399)† 100.8%				$65,478,863

Other assets and liabilities, net (0.8%)				($531,421)

Total net assets 100.0%				$64,947,442

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(C) Security purchased on a when-issued or delayed delivery basis.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	3.2%
Ambac Financial Group, Inc.	2.7%
Federal Housing Administration	1.6%
National Public Finance Guarantee Corp.	5.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $59,458,030. Net unrealized appreciation aggregated $6,020,833 of which $6,220,106 related to appreciated investment securities and $199,273 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-13:

General Obligation Bonds	4.2%
Revenue Bonds
Other Revenue	23.9%
Education	16.7%
Water & Sewer	11.4%
Transportation	9.7%
Utilities	7.7%
Development	7.7%
Health Care	7.0%
Airport	5.6%
Pollution	2.1%
Tobacco	1.6%
Short-Term Investments & Other	2.4%

See notes to financial statements	Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $59,580,399)	$65,478,863
Cash	108
Receivable for fund shares sold	8,309
Interest receivable	745,421
Receivable from affiliates	861
Other receivables and prepaid expenses	6,845
Total assets	66,240,407

Liabilities

Payable for delayed delivery securities purchased	1,081,240
Payable for fund shares repurchased	121,394
Distributions payable	25,979
Payable to affiliates
Accounting and legal services fees	2,171
Transfer agent fees	3,313
Distribution and service fees	8,613
Trustees’ fees	2,371
Other liabilities and accrued expenses	47,884

Total liabilities	1,292,965

Net assets	$64,947,442

Net assets consist of

Paid-in capital	$58,857,859
Undistributed net investment income	69,368
Accumulated net realized gain (loss) on investments	121,751
Net unrealized appreciation (depreciation) on investments	5,898,464

Net assets	$64,947,442

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($52,864,379 ÷ 4,156,378 shares)[1]	$12.72
Class B ($2,263,808 ÷ 177,967 shares)[1]	$12.72
Class C ($9,819,255 ÷ 771,891 shares)[1]	$12.72

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$13.32

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	New York Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,890,265

Expenses

Investment management fees	326,740
Distribution and service fees	281,215
Accounting and legal services fees	10,714
Transfer agent fees	39,716
Trustees’ fees	3,811
State registration fees	9,162
Printing and postage	10,948
Professional fees	45,211
Custodian fees	12,249
Registration and filing fees	22,512
Other	4,880

Total expenses	767,158
Less expense reductions	(91,939)

Net expenses	675,219

Net investment income	2,215,046

Realized and unrealized gain (loss)

Net realized gain on Investments	154,736
Change in net unrealized appreciation (depreciation) of Investments	(463,629)

Net realized and unrealized loss	(308,893)

Increase in net assets from operations	$1,906,153

See notes to financial statements	Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-13	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$2,215,046	$2,378,527
Net realized gain	154,736	142,970
Change in net unrealized appreciation (depreciation)	(463,629)	4,346,005

Increase in net assets resulting from operations	1,906,153	6,867,502

Distributions to shareholders
From net investment income
Class A	(1,868,234)	(2,034,067)
Class B	(62,518)	(67,551)
Class C	(273,301)	(264,603)
From net realized gain
Class A	(173,051)	(37,821)
Class B	(7,277)	(1,492)
Class C	(33,390)	(5,975)

Total distributions	(2,417,771)	(2,411,509)

From Fund share transactions	1,196,453	(204,711)

Total increase	684,835	4,251,282

Net assets

Beginning of year	64,262,607	60,011,325

End of year	$64,947,442	$64,262,607

Undistributed net investment income	$69,368	$23,929

18	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$12.82	$11.94	$12.20	$11.60	$11.96	$12.03
Net investment income[2]	0.46	0.48	0.52	0.51	0.38	0.51
Net realized and unrealized gain (loss)
on investments	(0.06)	0.89	(0.28)	0.60	(0.36)	(0.07)
Total from investment operations	0.40	1.37	0.24	1.11	0.02	0.44
Less distributions
From net investment income	(0.46)	(0.48)	(0.50)	(0.51)	(0.38)	(0.51)
From net realized gain	(0.04)	(0.01)	—	—	—	—
Total distributions	(0.50)	(0.49)	(0.50)	(0.51)	(0.38)	(0.51)
Net asset value, end of period	$12.72	$12.82	$11.94	$12.20	$11.60	$11.96
Total return (%)[3,4]	3.11	11.71	2.04	9.71	0.28[5]	3.73

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$53	$50	$54	$46	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.06	1.08	1.10	1.19[6,7]	1.04
Expenses net of fee waivers	0.89	0.93	0.96	1.10	1.19[6,7]	1.04
Net investment income	3.53	3.92	4.31	4.27	4.50[6]	4.28
Portfolio turnover (%)	8	16	9	7	22	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Annual report | New York Tax-Free Income Fund	19

CLASS B SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$12.82	$11.94	$12.21	$11.60	$11.96	$12.03
Net investment income[2]	0.36	0.39	0.43	0.42	0.32	0.43
Net realized and unrealized gain (loss)
on investments	(0.06)	0.89	(0.28)	0.61	(0.36)	(0.07)
Total from investment operations	0.30	1.28	0.15	1.03	(0.04)	0.36
Less distributions
From net investment income	(0.36)	(0.39)	(0.42)	(0.42)	(0.32)	(0.43)
From net realized gain	(0.04)	(0.01)	—	—	—	—
Total distributions	(0.40)	(0.40)	(0.42)	(0.42)	(0.32)	(0.43)
Net asset value, end of period	$12.72	$12.82	$11.94	$12.21	$11.60	$11.96
Total return (%)[3,4]	2.34	10.90	1.25	9.03	(0.24)[5]	3.01

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$2	$3	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.76	1.77	1.80	1.89[6,7]	1.74
Expenses net of fee waivers	1.64	1.66	1.66	1.80	1.89[6,7]	1.74
Net investment income	2.78	3.18	3.59	3.57	3.80[6]	3.57
Portfolio turnover (%)	8	16	9	7	22	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$12.82	$11.94	$12.21	$11.60	$11.96	$12.03
Net investment income[2]	0.36	0.39	0.43	0.43	0.32	0.43
Net realized and unrealized gain (loss)
on investments	(0.06)	0.89	(0.28)	0.60	(0.36)	(0.07)
Total from investment operations	0.30	1.28	0.15	1.03	(0.04)	0.36
Less distributions
From net investment income	(0.36)	(0.39)	(0.42)	(0.42)	(0.32)	(0.43)
From net realized gain	(0.04)	(0.01)	—	—	—	—
Total distributions	(0.40)	(0.40)	(0.42)	(0.42)	(0.32)	(0.43)
Net asset value, end of period	$12.72	$12.82	$11.94	$12.21	$11.60	$11.96
Total return (%)[3,4]	2.34	10.90	1.25	9.04	(0.24)[5]	3.01

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$9	$8	$8	$6	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.76	1.78	1.80	1.89[6,7]	1.74
Expenses net of fee waivers	1.64	1.66	1.66	1.80	1.89[6,7]	1.74
Net investment income	2.78	3.19	3.61	3.56	3.79[6]	3.57
Portfolio turnover (%)	8	16	9	7	22	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

20	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the Fund) is series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include

Annual report | New York Tax-Free Income Fund	21

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended May 31, 2013, were $764. For the year ended May 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

22	New York Tax-Free Income Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $618 that are the result of security transactions occurring after October 31, 2012, are treated as occurring on June 1, 2013, the first day of the Fund’s next taxable year.

As of May 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2013 and May 31, 2012 was as follows:

	MAY 31, 2013	MAY 31, 2012

Ordinary Income	$35,685	$3,176
Exempt Interest	$2,168,411	$2,363,045
Long-Term Capital Gain	$213,675	$45,288

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2013, the components of distributable earnings on a tax basis consisted of $96,343 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service

Annual report | New York Tax-Free Income Fund	23

providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000 of the Fund’s average daily net assets, (c) 0.425% of the next $500,000,000 of the Fund’s average daily net assets, (d) 0.400% of the next $250,000,000 of the Fund’s average daily net assets, and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2013 were equivalent to a net effective rate of 0.50% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.15% of Rule 12b-1 fees for Class A shares and 0.10% of Rule 12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to $79,771, $2,265 and $9,903 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2013.

24	New York Tax-Free Income Fund | Annual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $151,032 for the year ended May 31, 2013. Of this amount, $23,646 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $121,489 was paid as sales commissions to broker-dealers and $5,897 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2013, CDSCs received by the Distributor amounted to $6,697 and $74 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$159,543	$32,312
Class B	22,649	1,378
Class C	99,023	6,026
Total	$281,215	$39,716

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Annual report | New York Tax-Free Income Fund	25

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2013 and 2012 were as follows:

	Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	578,225	$7,472,175	528,795	$6,514,026
Distributions reinvested	136,227	1,760,207	137,351	1,698,349
Repurchased	(690,645)	(8,948,446)	(714,084)	(8,831,901)

Net increase (decrease)	23,807	$283,936	(47,938)	($619,526)

Class B shares

Sold	57,293	$742,493	40,733	$505,065
Distributions reinvested	4,095	52,928	3,701	45,757
Repurchased	(50,809)	(656,479)	(56,644)	(699,651)

Net increase (decrease)	10,579	$138,942	(12,210)	($148,829)

Class C shares

Sold	201,474	$2,606,705	142,903	$1,774,380
Distributions reinvested	20,488	264,805	16,233	201,053
Repurchased	(162,435)	(2,097,935)	(114,251)	(1,411,789)

Net increase	59,527	$773,575	44,885	$563,644

Net increase (decrease)	93,913	$1,196,453	(15,263)	($204,711)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $5,961,305 and $5,035,000, respectively, for the year ended May 31, 2013.

26	New York Tax-Free Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and
Shareholders of John Hancock New York Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) at May 31, 2013, the results of its operations, for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2013

Annual report | New York Tax-Free Income Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2013.

98.49% of dividends from net investment income are exempt-interest dividends.

The Fund paid $213,675 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

28	New York Tax-Free Income Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock New York Tax-Free Income Fund (the Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indexes; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreement, as well as information regarding the Advisor’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Fund, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality and extent of the services to be provided to John Hancock Fund portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Annual report | New York Tax-Free Income Fund	29

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s), review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Fund.

Investment performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Fund’s performance;

(b) considered the comparative performance of the Fund’s benchmark;

30	New York Tax-Free Income Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the Fund had outperformed its benchmark index for the one- and three-year periods ended December 31, 2012 and had underperformed the benchmark index for the five-year period ended December 31, 2012. The Board also noted that the Fund had outperformed the peer group average for the one-, three- and five-year periods ended December 31, 2012. The Board noted the Fund’s performance relative to the benchmark index for the one- and three-year periods and relative to the peer group average for the one-, three- and five-year periods.

The Board concluded that the performance of the Fund has generally been in line with or outperformed the historical performance of comparable funds and the Fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, the Fund’s contractual and actual advisory fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered the Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing the Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board noted that net management fees and total expenses for this Fund are higher than the peer group medians. The Board took into account management’s discussion of the Fund’s expenses and noted that the Fund waived a portion of its 12b-1 fees and that the full impact of the waiver was not reflected in the expense comparison.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the Fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the Fund is reasonable.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates of the Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

Annual report | New York Tax-Free Income Fund	31

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the Fund at cost pursuant to an administrative services agreement;

(f) noted that the Fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Fund;

(i) noted that the subadvisory fees for the Fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the Fund (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the Fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock Fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c) the Board also considered the effect of the Fund’s growth in size on its performance and fees. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

32	New York Tax-Free Income Fund | Annual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Fund, which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Fund.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Annual report | New York Tax-Free Income Fund	33

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the Fund generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s benchmark and the Fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

34	New York Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1987	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | New York Tax-Free Income Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	233

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

36	New York Tax-Free Income Fund | Annual report

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer of Manulife Asset Management Limited (since 2013); Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | New York Tax-Free Income Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

38	New York Tax-Free Income Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | New York Tax-Free Income Fund	39

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
jhfunds.com

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	76A 5/13
MF146657	7/13

John Hancock
MUTUAL FUNDS

John Hancock
Massachusetts Tax-Free Income Fund

Annual Report
5.31.13

A look at performance

Total returns for the period ended May 31, 2013

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-13	5-31-13	5-31-13

Class A	–2.66	4.02	3.71	–2.66	21.80	43.97	2.06	1.92	3.84

Class B	–3.75	3.89	3.61	–3.75	21.01	42.56	1.41	1.31	2.44

Class C	0.19	4.23	3.46	0.19	23.01	40.46	1.41	1.31	2.44

Index†	3.05	5.70	4.68	3.05	31.93	58.00	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.85	1.60	1.60
Gross (%)	1.00	1.70	1.70

* The fund’s distributor has contractually agreed to waive 0.15% of Rule 12b-1 fees for Class A shares and 0.10% of Rule 12b-1 fees for Class B and Class C shares. The current waiver agreement will remain in effect through 9-30-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	Massachusetts Tax-Free Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	5-31-03	$14,256	$14,256	$15,800

Class C3	5-31-03	14,046	14,046	15,800

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Barclays Massachusetts Municipal Bond Index is an unmanaged index composed of Massachusetts investment grade municipal bonds. Total return for this index is not available for the 10-year period.

Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays Massachusetts Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and state tax rate of 5.25%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | Massachusetts Tax-Free Income Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective June 28, 2013, Frank Lucibella, CFA, retired from our municipal bond portfolio management team. His responsibilities are being assumed by the fund’s existing portfolio manager, Dianne Sales, CFA, who has been with John Hancock since 1989 and has 29 years of investment experience.

Municipal bonds posted positive returns for the year ended May 31, 2013. The municipal bond market’s advance occurred primarily in the first half of the reporting period, fueled by robust demand and limited supply in the municipal market. Over the last six months of the period, the municipal market gave back some ground as demand tapered off; improving economic conditions led investors to shift toward higher-risk assets, such as stocks and higher-yielding bonds. For the 12-month period, longer-term municipal securities generated the highest returns, while lower-quality municipal bonds outperformed higher-rated municipal securities.

For the year ended May 31, 2013, John Hancock Massachusetts Tax-Free Income Fund’s Class A shares posted a total return of 1.94%, excluding sales charges. By comparison, Morningstar, Inc.’s muni Massachusetts fund category produced an average return of 2.41%,† while the Barclays Municipal Bond Index returned 3.05% and the fund’s benchmark, the Barclays Massachusetts Municipal Bond Index, returned 2.07%. Limited municipal issuance in Massachusetts during the period provided few attractive investment opportunities, so we chose to maintain a larger cash position. This was a drag on performance early in the period, but contributed favorably to performance when the municipal market stumbled in early 2013. The fund’s holdings of bonds from Puerto Rico detracted from fund results amid a persistent fiscal deficit and weaker economic growth. The fund’s lower-quality securities generated the best returns during the period, benefiting from strong investor demand for yield. Examples included healthcare bonds, selected higher-education bonds, and bonds financing special projects.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$975.40	$4.04

Class B	1,000.00	971.80	7.72

Class C	1,000.00	971.80	7.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,020.80	$4.13

Class B	1,000.00	1,017.10	7.90

Class C	1,000.00	1,017.10	7.90

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the fund’s prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.82%, 1.57%, and 1.57% for Class A, Class B, and, Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (26.0% of Net Assets on 5-31-13)[1,2]

Massachusetts Housing Finance Agency, 3.450%, 12-1-37			3.8%

Massachusetts School Building Authority, 5.000%, 10-15-41			3.6%

Boston Housing Authority, 5.000%, 4-1-27			2.8%

Massachusetts State Department of Transportation, 5.000%, 1-1-37			2.6%

Massachusetts Water Resources Authority, 5.250%, 8-1-29			2.5%

Massachusetts Bay Transportation Authority, 5.250%, 7-1-33			2.5%

Puerto Rico Sales Tax Financing Corp., Step Coupon, 8-1-32			2.4%

Commonwealth of Massachusetts, 5.500%, 12-1-24			2.0%

Massachusetts Bay Transportation Authority, 5.000%, 7-1-31			1.9%

Massachusetts Development Finance Agency, 5.000%, 12-15-24			1.9%

Sector Composition[1,3]

General Obligation Bonds	7.3%	Development	3.0%

Revenue Bonds		Facilities	1.7%

Education	20.7%	Pollution	1.6%

Health Care	12.6%	Industrial Development	0.1%

Transportation	11.9%	Other Revenue	14.0%

Housing	11.2%	Short-Term Investments & Other	5.0%

Water & Sewer	10.9%

Quality Composition[1,4]

AAA	4.9%

AA	45.9%

A	19.3%

BBB	19.7%

BB	3.4%

Not Rated	1.8%

Short-Term Investments & Other	5.0%

1 As a percentage of net assets on 5-31-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. If the fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Massachusetts Tax-Free Income Fund	11

Fund’s investments

As of 5-31-13

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 95.0%				$119,878,426

(Cost $112,259,907)

Massachusetts 79.5%				100,234,420

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-27	$3,255,000	3,473,963

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	2,124,020

Boston Industrial Development
Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05-15-15	70,000	70,344

Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11-01-13	95,000	97,192

Commonwealth of Massachusetts
Public Improvements (D)	5.500	11-01-17	1,000,000	1,202,420

Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,122,180

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	2,000,000	2,585,240

Commonwealth of Massachusetts, Series E (D)	5.000	11-01-25	1,000,000	1,238,260

Massachusetts Bay Transportation Authority
Assessment, Series A	5.000	07-01-41	1,360,000	1,523,146

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07-01-31	2,000,000	2,408,400

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,635,011

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	2,500,000	1,465,875

Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03-01-14	190,000	199,553

Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,094,275

Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,089,760

Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12-01-30	450,000	493,920

Massachusetts Development Finance Agency
Covanta Energy Project, Series C	5.250	11-01-42	1,000,000	1,019,590

Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03-01-25	1,000,000	1,014,230

Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03-01-26	1,000,000	1,067,760

12	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	$2,000,000	$2,078,740

Massachusetts Development Finance Agency
Draper Laboratory	5.875	09-01-30	2,000,000	2,331,860

Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	2,000,000	2,101,680

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	1,190,000	1,343,950

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A1	5.500	11-15-46	56,460	45,027

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A1	6.250	11-15-39	1,057,748	963,905

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11-15-56	280,825	1,977

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,065,390

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series F	4.000	07-01-32	500,000	517,630

Massachusetts Development Finance Agency
Merrimack College, Series A	5.250	07-01-42	1,000,000	1,066,130

Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07-01-38	2,000,000	2,112,020

Massachusetts Development Finance Agency
Olin College, Series E	5.000	11-01-38	1,000,000	1,098,790

Massachusetts Development Finance Agency
Orchard Cove	5.250	10-01-26	1,000,000	1,015,400

Massachusetts Development Finance Agency
Partners Healthcare, Series L	5.000	07-01-36	1,000,000	1,112,230

Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,373,058

Massachusetts Development Finance Agency
Southcoast Health System Obligated Group,
Series F	5.000	07-01-37	500,000	550,735

Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06-01-39	700,000	329,028

Massachusetts Development Finance Agency
Williams College, Series P	5.000	07-01-38	2,000,000	2,280,360

Massachusetts Health & Educational
Facilities Authority
Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	986,720

Massachusetts Health & Educational
Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	1,000,000	1,002,760

Massachusetts Health & Educational
Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08-15-23	1,000,000	1,073,120

Massachusetts Health & Educational
Facilities Authority
Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	2,151,500

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare System	5.000	07-01-22	1,000,000	1,156,760

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series J1	5.000	07-01-34	$1,000,000	$1,091,990

Massachusetts Health & Educational
Facilities Authority
South Shore Hospital	5.750	07-01-29	365,000	366,387

Massachusetts Health & Educational
Facilities Authority
Springfield College	5.625	10-15-40	2,000,000	2,154,300

Massachusetts Health & Educational
Facilities Authority
Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,055,020

Massachusetts Health & Educational
Facilities Authority
Suffolk University, Series A	6.250	07-01-30	1,000,000	1,152,430

Massachusetts Health & Educational
Facilities Authority
Tufts University	5.375	08-15-38	350,000	405,839

Massachusetts Health & Educational
Facilities Authority
Williams College, Series H	5.000	07-01-33	1,500,000	1,505,940

Massachusetts Health & Educational
Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,133,300

Massachusetts Housing Finance Agency,
Series 162	3.450	12-01-37	5,055,000	4,756,047

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,894,236

Massachusetts Port Authority
Conrac Project, Series A	5.125	07-01-41	500,000	544,270

Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09-01-16	825,000	827,054

Massachusetts School Building Authority
Senior, Series B	5.000	08-15-30	2,000,000	2,323,080

Massachusetts School Building Authority
Senior, Series B	5.000	10-15-41	4,000,000	4,484,440

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,000,000	1,116,780

Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05-01-19	1,000,000	899,080

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	549,677

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	3,000,000	3,275,370

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01-01-20	1,000,000	878,920

Massachusetts Water Pollution
Abatement Trust
Government Fund/Grant Revenue	5.000	08-01-28	1,000,000	1,165,630

14	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Water Pollution
Abatement Trust
Series 9	5.250	08-01-18	$60,000	$66,125

Massachusetts Water Pollution
Abatement Trust
Unrefunded 2012 Pooled Loan Program,
Series 7	5.125	02-01-31	785,000	787,685

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,125,880

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,151,890

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	1,600,000	1,798,336

Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,107,050

Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	3,103,325

Metropolitan Boston Transit Parking Corp.	5.000	07-01-41	2,000,000	2,175,780

University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,654,650

Puerto Rico 13.8%				17,413,661

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07-01-39	2,000,000	2,018,400

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	1,000,000	1,024,600

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07-01-37	1,500,000	1,421,505

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,750,000	1,866,725

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Escrowed to
Maturity, Series Y	6.250	07-01-14	955,000	1,016,082

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	46,831

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series AA (D)	5.500	07-01-19	1,640,000	2,052,001

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series AA (D)	5.500	07-01-19	360,000	386,788

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series H	5.450	07-01-35	285,000	287,819

Puerto Rico Housing Finance Authority
Subordinated Capital Fund Modernization	5.125	12-01-27	1,000,000	1,058,170

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08-01-42	1,000,000	1,055,800

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	$3,000,000	$3,070,380

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	2,000,000	2,108,560

Virgin Islands 1.3%				1,683,390

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,163,070

Virgin Islands Public Finance Authority,
Series A1	5.000	10-01-39	500,000	520,320

Guam 0.4%				546,955

Guam Government, Series A	5.750	12-01-34	500,000	546,955

			Par value	Value
Short-Term Investments 3.9%				$4,936,000

(Cost $4,936,000)

Repurchase Agreement 3.9%				4,936,000

Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $4,936,004 on 6-3-13, collateralized by $5,060,000 U.S. Treasury Notes, 0.625% due 5-31-17 (valued at
$5,035,095, including interest)			$4,936,000	4,936,000

Total investments (Cost $117,195,907)† 98.9%				$124,814,426

Other assets and liabilities, net 1.1%				$1,368,698

Total net assets 100.0%				$126,183,124

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.7%
Ambac Financial Group, Inc.	3.1%
Assured Guaranty Corp.	0.9%
Assured Guaranty Municipal Corp.	8.7%
Financial Guaranty Insurance Company	0.4%
National Public Finance Guarantee Corp.	5.7%
Radian Asset Assurance, Inc.	0.8%
XL Capital Assurance, Inc.	0.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $116,915,936. Net unrealized appreciation aggregated $7,898,490, of which $9,293,105 related to appreciated investment securities and $1,394,615 related to depreciated investment securities.

16	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

The Fund had the following sector composition as a percentage of total net assets on 5-31-13:

General Obligation Bonds	7.3%
Revenue Bonds
Education	20.7%
Health Care	12.6%
Transportation	11.9%
Housing	11.2%
Water & Sewer	10.9%
Development	3.0%
Facilities	1.7%
Pollution	1.6%
Industrial Development	0.1%
Other Revenue	14.0%
Short-Term Investments & Other	5.0%

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $117,195,907)	$124,814,426
Cash	414
Receivable for fund shares sold	76,861
Interest receivable	1,724,678
Receivable from affiliates	1,702
Other receivables and prepaid expenses	10,534

Total assets	126,628,615

Liabilities

Payable for fund shares repurchased	307,254
Distributions payable	59,853
Payable to affiliates
Accounting and legal services fees	4,258
Transfer agent fees	6,481
Distribution and service fees	17,015
Trustees’ fees	3,677
Other liabilities and accrued expenses	46,953

Total liabilities	445,491

Net assets	$126,183,124

Net assets consist of

Paid-in capital	$117,886,083
Undistributed net investment income	244,761
Accumulated net realized gain (loss) on investments	433,761
Net unrealized appreciation (depreciation) on investments	7,618,519

Net assets	$126,183,124

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($103,325,309 ÷ 7,976,886 shares)[1]	$12.95
Class B ($3,201,828 ÷ 247,230 shares)[1]	$12.95
Class C ($19,655,987 ÷ 1,517,493 shares)[1]	$12.95

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$13.56

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,362,844

Total investment income	5,362,844

Expenses

Investment management fees	647,344
Distribution and service fees	551,820
Accounting and legal services fees	21,031
Transfer agent fees	78,703
Trustees’ fees	7,563
State registration fees	18,303
Printing and postage	10,128
Professional fees	49,408
Custodian fees	19,378
Registration and filing fees	23,163
Other	6,834

Total expenses	1,433,675
Less expense reductions	(182,531)

Net expenses	1,251,144

Net investment income	4,111,700

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	253,622

253,622
Change in net unrealized appreciation (depreciation) of
Investments	(1,976,254)

(1,976,254)

Net realized and unrealized loss	(1,722,632)

Increase in net assets from operations	$2,389,068

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-13	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$4,111,700	$4,365,914
Net realized gain	253,622	30,787
Change in net unrealized appreciation (depreciation)	(1,976,254)	8,465,998

Increase in net assets resulting from operations	2,389,068	12,862,699

Distributions to shareholders
From net investment income
Class A	(3,498,903)	(3,695,861)
Class B	(88,721)	(102,377)
Class C	(505,315)	(542,889)
From net realized gain
Class A	(8,479)	(65,672)
Class B	(275)	(2,260)
Class C	(1,592)	(12,064)

Total distributions	(4,103,285)	(4,421,123)

From Fund share transactions	(124,316)	6,490,689

Total increase (decrease)	(1,838,533)	14,932,265

Net assets

Beginning of year	128,021,657	113,089,392

End of year	$126,183,124	$128,021,657

Undistributed net investment income	$244,761	$97,967

20	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$13.13	$12.22	$12.53	$12.10	$12.28	$12.37
Net investment income[2]	0.44	0.49	0.50	0.49	0.38	0.51
Net realized and unrealized gain (loss)
on investments	(0.18)	0.91	(0.30)	0.46	(0.17)	(0.08)
Total from investment operations	0.26	1.40	0.20	0.95	0.21	0.43
Less distributions
From net investment income	(0.44)	(0.48)	(0.49)	(0.49)	(0.39)	(0.50)
From net realized gain	—[3]	(0.01)	(0.02)	(0.03)	—[3]	(0.02)
Total distributions	(0.44)	(0.49)	(0.51)	(0.52)	(0.39)	(0.52)
Net asset value, end of period	$12.95	$13.13	$12.22	$12.53	$12.10	$12.28
Total return (%)[4,5]	1.94	11.67	1.67	8.04	1.84[6]	3.55

Ratios and supplemental data

Net assets, end of period (in millions)	$103	$105	$92	$105	$95	$97
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	1.00	1.00	1.00	1.09[7,8]	0.98
Expenses net of fee waivers and credits	0.83	0.87	0.95	1.00	1.09[7,8]	0.97
Net investment income	3.31	3.82	4.04	4.00	4.39[8]	4.08
Portfolio turnover (%)	16	11	17	10	17	22

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$13.13	$12.22	$12.53	$12.09	$12.28	$12.37
Net investment income[2]	0.34	0.39	0.41	0.41	0.32	0.42
Net realized and unrealized gain (loss)
on investments	(0.18)	0.92	(0.29)	0.46	(0.19)	(0.08)
Total from investment operations	0.16	1.31	0.12	0.87	0.13	0.34
Less distributions
From net investment income	(0.34)	(0.39)	(0.41)	(0.40)	(0.32)	(0.41)
From net realized gain	—[3]	(0.01)	(0.02)	(0.03)	—[3]	(0.02)
Total distributions	(0.34)	(0.40)	(0.43)	(0.43)	(0.32)	(0.43)
Net asset value, end of period	$12.95	$13.13	$12.22	$12.53	$12.09	$12.28
Total return (%)[4,5]	1.18	10.85	0.96	7.37	1.22[6]	2.83

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$5	$7	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.70	1.70	1.70	1.79[7,8]	1.68
Expenses net of fee waivers and credits	1.58	1.62	1.65	1.70	1.79[7,8]	1.67
Net investment income	2.56	3.08	3.33	3.29	3.69[8]	3.39
Portfolio turnover (%)	16	11	17	10	17	22

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

CLASS C SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$13.13	$12.22	$12.53	$12.10	$12.28	$12.37
Net investment income[2]	0.34	0.39	0.41	0.41	0.32	0.42
Net realized and unrealized gain (loss)
on investments	(0.18)	0.92	(0.29)	0.45	(0.18)	(0.08)
Total from investment operations	0.16	1.31	0.12	0.86	0.14	0.34
Less distributions
From net investment income	(0.34)	(0.39)	(0.41)	(0.40)	(0.32)	(0.41)
From net realized gain	—[3]	(0.01)	(0.02)	(0.03)	—[3]	(0.02)
Total distributions	(0.34)	(0.40)	(0.43)	(0.43)	(0.32)	(0.43)
Net asset value, end of period	$12.95	$13.13	$12.22	$12.53	$12.10	$12.28
Total return (%)[4,5]	1.18	10.85	0.96	7.29	1.31[6]	2.83

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$19	$17	$19	$14	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.70	1.70	1.70	1.79[7,8]	1.68
Expenses net of fee waivers and credits	1.58	1.62	1.65	1.70	1.79[7,8]	1.67
Net investment income	2.56	3.07	3.34	3.30	3.67[8]	3.38
Portfolio turnover (%)	16	11	17	10	17	22

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

22	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include

Annual report | Massachusetts Tax-Free Income Fund	23

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended May 31, 2013 were $829. For the year ended May 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

24	Massachusetts Tax-Free Income Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of, May 31, 2013 the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2013 and 2012 was as follows:

	MAY 31, 2013	MAY 31, 2012

Ordinary Income	$114,827	$28,176
Exempt Interest	$3,978,112	$4,308,429
Long-Term Capital Gain	$10,346	$84,518

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2013, the components of distributable earnings on a tax basis consisted of $306,088 of undistributed exempt interest and $153,790 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Massachusetts Tax-Free Income Fund	25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000 of the Fund’s average daily net assets, (c) 0.425% of the next $500,000,000 of the Fund’s average daily net assets, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2013 were equivalent to a net annual effective rate of 0.500% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares:

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.15% of Rule 12b-1 fees for Class A shares and 0.10% of Rule 12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to $159,186, $3,482 and $19,863 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2013.

26	Massachusetts Tax-Free Income Fund | Annual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $194,709 for the year ended May 31, 2013. Of this amount, $31,255 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $142,628 was paid as sales commissions to broker-dealers and $20,826 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2013, CDSCs received by the Distributor amounted to $0, $3,594 and $357 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$318,371	$64,507
Class B	34,821	2,117
Class C	198,628	12,079
Total	$551,820	$78,703

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Annual report | Massachusetts Tax-Free Income Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2013 and 2012 were as follows:

	Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	968,028	$12,758,934	1,097,597	$14,049,257
Distributions reinvested	209,720	2,766,056	209,373	2,670,749
Repurchased	(1,218,206)	(16,078,058)	(839,299)	(10,657,208)

Net increase (decrease)	(40,458)	($553,068)	467,671	$6,062,798

Class B shares

Sold	48,013	$632,987	34,239	$440,045
Distributions reinvested	4,919	64,872	5,564	70,923
Repurchased	(70,184)	(924,865)	(53,032)	(670,986)

Net decrease	(17,252)	($227,006)	(13,229)	($160,018)

Class C shares

Sold	211,768	$2,794,376	278,261	$3,553,172
Distributions reinvested	32,179	424,360	34,021	433,893
Repurchased	(194,723)	(2,562,978)	(269,191)	(3,399,156)

Net increase	49,224	$655,758	43,091	$587,909

Net increase (decrease)	(8,486)	($124,316)	497,533	$6,490,689

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $21,923,369 and $19,397,873, respectively, for the year ended May 31, 2013.

28	Massachusetts Tax-Free Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and
Shareholders of John Hancock Massachusetts Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2013

Annual report | Massachusetts Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2013.

The Fund paid $10,346 in capital gain dividends.

97.47% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

30	Massachusetts Tax-Free Income Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Massachusetts Tax-Free Income Fund (the Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indexes; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreement, as well as information regarding the Advisor’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Fund, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality and extent of the services to be provided to John Hancock Fund portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Annual report | Massachusetts Tax-Free Income Fund	31

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s), review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Fund.

Investment performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Fund’s performance;

(b) considered the comparative performance of the Fund’s benchmark;

32	Massachusetts Tax-Free Income Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted the Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods ended December 31, 2012. The Board also noted that the Fund had underperformed the peer group average for the one- and three-year periods and had outperformed the average for the five-year period ended December 31, 2012.

The Board took into account management’s discussion of the Fund’s performance, including the differences between the investment strategies of the Fund and those of the benchmark and peer group.

The Board concluded that such performance is being reasonably addressed and/or monitored.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, the Fund’s contractual and actual advisory fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered the Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing the Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board noted that net management fees and total expenses for this Fund are higher than the peer group medians. The Board took into account the Advisor’s discussion of the Fund’s expenses. The Board noted that the Fund had waived a portion of its 12b-1 fees.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the Fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the Fund is reasonable.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates of the Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

Annual report | Massachusetts Tax-Free Income Fund	33

(e) considered that the Advisor also provides administrative services to the Fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the Fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Fund;

(i) noted that the subadvisory fees for the Fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the Fund (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the Fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock Fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c) the Board also considered the effect of the Fund’s growth in size on its performance and fees. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

34	Massachusetts Tax-Free Income Fund | Annual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Fund, which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Fund.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Annual report | Massachusetts Tax-Free Income Fund	35

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the Fund is being reasonably addressed and/or monitored;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

36	Massachusetts Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1987	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | Massachusetts Tax-Free Income Fund	37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	233

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

38	Massachusetts Tax-Free Income Fund | Annual report

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer of Manulife Asset Management Limited (since 2013); Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | Massachusetts Tax-Free Income Fund	39

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

40	Massachusetts Tax-Free Income Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Massachusetts Tax-Free Income Fund	41

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	77A 5/13
MF146656	7/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective December 12, 2012, Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to December 12, 2012, Gregory A. Russo was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2013 and 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock Massachusetts Tax-Free Income Fund	$31,405	$30,534

John Hancock New York Tax-Free Income Fund	31,406	30,535

Total	$62,811	$61,069

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2013	May 31, 2012

John Hancock Massachusetts Tax-Free Income Fund	$738	$783

John Hancock New York Tax-Free Income Fund	738	783

Total	$1,476	$1,566

Amounts billed to control affiliates were $99,637 and $96,255 for the fiscal years ended May 31, 2013 and 2012, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2013 and 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock Massachusetts Tax-Free Income Fund	$2,942	$2,856

John Hancock New York Tax-Free Income Fund	2,942	2,856

Total	$5,884	$5,712

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Fund	May 31, 2013	May 31, 2012

John Hancock Massachusetts Tax-Free Income Fund	$167	$199

John Hancock New York Tax-Free Income Fund	167	200

Total	$334	$399

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Trust	May 31, 2013	May 31, 2012

John Hancock Tax-Exempt Series Fund	$2,842,141	$3,337,357

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective December 12, 2012, the members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

Prior to December 12, 2012, the members of the audit committee were as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Hugh McHaffie
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Hugh McHaffie

President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie

President

Date:	July 25, 2013

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo

Chief Financial Officer

Date:	July 25, 2013